Share capital and other equity	12 Months Ended
Dec. 31, 2018
Share capital and other equity
Share capital and other equity

22 Share capital and other equity

			Number of shares
	2018	2017	2018	2017
Allotted, called up and fully paid	£m	£m	000s	000s
Ordinary shares of £1	12,049	11,965	12,048,605	11,964,565
Non-cumulative preference shares of US$0.01(1)	—	—	10	26,459
Non-cumulative preference shares of €0.01 (2)	—	—	—	2,044
Non-cumulative preference shares of £1 (3)	—	—	—	54
Cumulative preference shares of £1	1	1	900	900

Notes:

(1)	26 million shares with a total nominal value of £0.2 million were redeemed in December 2018. (2017 – 46 million shares with a total nominal value of £0.3 million were redeemed).
(2)	2 million shares, with a nominal value of €20 thousand, were redeemed in December 2018.
(3)	54,442 shares, with a nominal value of £54 thousand, were redeemed in December 2018.

		Number of
Movement in allotted, called up and fully paid ordinary shares	£m	shares - 000s
At 1 January 2017	11,823	11,823,163
Shares issued	142	141,402
At 1 January 2018	11,965	11,964,565
Shares issued	84	84,040
At 31 December 2018	12,049	12,048,605

Ordinary shares

There is no authorised share capital under the company’s constitution. At 31 December 2018, the directors had authority granted at the 2018 Annual General Meeting to issue up to £600 million nominal of ordinary shares other than by pre-emption to existing shareholders.

On 6 February 2019 RBS held a General Meeting and shareholders approved a special resolution to give authority for the Company to make off-market purchases of ordinary shares from HM Treasury (or its nominee) at such times as the Directors may determine is appropriate. Full details of the proposal are set out in the Circular and Notice of General Meeting.

During 2018, the company allotted and issued the following new ordinary shares of £1 each. The shares were allotted to UBS AG at the subscription prices determined by reference to the average market prices during the sale periods set out below:

	Number	Subscription	Sale period	Gross	Share price
Month	of shares	price per share	2018	proceeds	on allotment
April	32 million	261.7265p	23 Feb-17 Apr	£85.0m	268.4p
July	20 million	253.5641p	27 Apr-16 Jul	£50.7m	243.7p

In the three years to 31 December 2018, the percentage increase in issued share capital due to non pre-emptive issuance (excluding employee share schemes) for cash was 2.6%. In addition, the company issued 32 million ordinary shares of £1 each in connection with employee share plans.

In 2018 RBS paid an interim dividend of £241 million, or 2.0p per ordinary share. In addition, the company announced that the directors have recommended a final dividend of 3.5p per ordinary share, and a further special dividend of 7.5p per ordinary share,which are both subject to shareholders’ approval at the Annual General Meeting on 25 April 2019.

If approved, payment will be made on 30 April 2019 to shareholders on the register at the close of business on 22 March 2019. The ex-dividend date will be 21 March 2019. No dividend was paid in 2017.

Other securities

Additional Tier 1 Notes issued by RBS having the legal form of debt are classified as equity under IFRS.Capital recognised for regulatory purposes cannot be redeemed without Prudential Regulation Authority consent.  This includes ordinary shares, preference shares and additional Tier 1 Notes.

These securities entitle the holders to interest which may be deferred at the sole discretion of the company. Repayment of the securities is at the sole discretion of the company on giving between 30 and 60 days notice.

Non-cumulative preference shares

Non-cumulative preference shares entitle their holders to periodic non-cumulative cash dividends at specified fixed rates for each Series payable out of distributable profits of the company.

The company may redeem some or all of the non-cumulative preference shares from time to time at the rates detailed in the table below plus dividends otherwise payable for the then current dividend period to the date of redemption.

In December 2018, the company redeemed in whole the Series S non-cumulative preference shares of US$0.01, Series 1,2 and 3 non-cumulative preference shares of €0.01 and Series 1 non-cumulative preference shares of £1. In December 2017, the company redeemed in whole the Series F, H,  L and 1 non-cumulative preference shares of US$0.01 and Series 1 non-cumulative convertible preference shares of £0.01.

	Number of shares		Redemption	Redemption
Non-cumulative preference shares classified as equity	in issue	Interest rate	date on or after	price per share
Shares of US$0.01 - Series U	10,130	floating	29 September 2017	US$100,000

Note:

(1)	Those preference shares where distributions are discretionary are classified as equity.

In the event that the non-cumulative convertible preference shares are not redeemed on or before the redemption date, the holder may convert them into ordinary shares in the company at the prevailing market price.

On a winding-up or liquidation of the company, the holders of the non-cumulative preference shares are entitled to receive, out of any surplus assets available for distribution to the company’s shareholders (after payment of arrears of dividends on the cumulative preference shares up to the date of repayment) pari passu with the cumulative preference shares and all other shares of the company ranking pari passu with the non-cumulative preference shares as regards participation in the surplus assets of the company, a liquidation distribution per share equal to the applicable redemption price detailed in the table above, together with an amount equal to dividends for the then current dividend period accrued to the date of payment, before any distribution or payment may be made to holders of the ordinary shares as regards participation in the surplus assets of the company.

Except as described above, the holders of the non-cumulative preference shares have no right to participate in the surplus assets of the company.

Holders of the non-cumulative preference shares are not entitled to receive notice of or attend general meetings of the company except if any resolution is proposed for adoption by the shareholders of the company to vary or abrogate any of the rights attaching to the non-cumulative preference shares or proposing the winding-up or liquidation of the company. In any such case, they are entitled to receive notice of and to attend the general meeting of shareholders at which such resolution is to be proposed and are entitled to speak and vote on such resolution (but not on any other resolution). In addition, in the event that, prior to any general meeting of shareholders, the company has failed to pay in full the most recent dividend payment due on the Series U non-cumulative dollar preference shares, the holders shall be entitled to receive notice of, attend, speak and vote at such meeting on all matters together with the holders of the ordinary shares. In these circumstances only, the rights of the holders of the non-cumulative preference shares so to vote shall continue until the company shall have resumed the payment in full of the dividends in arrears.

Paid-in equity - comprises equity instruments issued by the company other than those legally constituted as shares.

	2018	2017	2016
	£m	£m	£m
Additional Tier 1 notes (1)
US$2.0 billion 7.5% notes callable August 2020 (2)	1,278	1,278	1,278
US$1.15 billion 8% notes callable August 2025 (2)	734	734	734
US$2.65 billion 8.625% notes callable August 2021 (3)	2,046	2,046	2,046
EMTN notes
US$564 million 6.99% capital securities
(redeemed October 2017)	—	—	275
CAD321 million 6.666% notes
(redeemed October 2017)	—	—	156

Trust preferred issues: subordinated notes (4)
£93 million 5.6457% 2047
(redeemed June 2017) (5)	—	—	93
	4,058	4,058	4,582

Notes:

(1)

The coupons on these notes are non-cumulative and payable at the company’s discretion. In the event the Group’s CET1 ratio falls below 7% any outstanding notes will be converted into ordinary shares at a fixed price.  While taking the legal form of debt these notes are classified as equity under IFRS.

(2)	Issued in August 2015. In the event of conversion, converted into ordinary shares at a price of $3.606 nominal per £1 share.
(3)	Issued in August 2016. In the event of conversion, converted into ordinary shares at a price of $2.284 nominal per £1 share.
(4)	Subordinated notes issued to limited partnerships that have in turn issued partnership preferred securities to RBS Capital Trust D that issued trust preferred securities to investors.
(5)	Preferred securities in issue - £93 million RBS Capital Trust D, fixed/floating rate non-cumulative trust preferred securities.

Merger reserve - the merger reserve comprises the premium on shares issued to acquire NatWest, less goodwill amortisation charged under previous GAAP.

Capital redemption reserve - under UK companies legislation, when shares are redeemed or purchased wholly or partly out of the company’s profits, the amount by which the company’s issued share capital is diminished must be transferred to the capital redemption reserve. The capital maintenance provisions of UK companies legislation apply to the capital redemption reserve as if it were part of the company’s paid up share capital. On 15 June 2017, the Court of Session approved a reduction of RBSG plc capital so that the amounts which stood to the credit of the capital redemption reserve were transferred to retained earnings.

Own shares held - at 31 December 2018, 8 million ordinary shares of £1 each of the company (2017 - 16 million) were held by employee share trusts in respect of share awards and options granted to employees. During the year, the employee share trusts purchased 25 million ordinary shares and delivered 33 million ordinary shares in satisfaction of the exercise of options and the vesting of share awards under the employee share plans.

RBS optimises capital efficiency by maintaining reserves in subsidiaries, including regulated entities. Certain preference shares and subordinated debt are also included within regulatory capital. The remittance of reserves to the company or the redemption of shares or subordinated capital by regulated entities may be subject to maintaining the capital resources required by the relevant regulator.

UK law prescribes that only the reserves of the company are taken into account for the purpose of making distributions and in determining permissible applications of the share premium account.